Common Stockholders' Equity, Equity Rollforward (Details)					12 Months Ended						12 Months Ended					0 Months Ended		12 Months Ended								12 Months Ended				12 Months Ended									12 Months Ended				0 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 TDS Parent Company Before Share Consolidation	Dec. 31, 2011 TDS Parent Company After Share Consolidation	Dec. 31, 2011 Common Shares		Dec. 31, 2010 Common Shares		Dec. 31, 2011 Common Shares TDS Parent Company		Dec. 31, 2010 Common Shares TDS Parent Company	Dec. 31, 2008 Common Shares TDS Parent Company	Dec. 31, 2011 Common Shares TDS Parent Company Before Share Consolidation	Jan. 24, 2012 Common Shares TDS Parent Company After Share Consolidation	Dec. 31, 2011 Common Shares TDS Parent Company After Share Consolidation	Dec. 31, 2011 Common Shares TDS Parent Company Treasury Shares		Dec. 31, 2010 Common Shares TDS Parent Company Treasury Shares	Dec. 31, 2009 Common Shares TDS Parent Company Treasury Shares	Dec. 31, 2011 Common Shares TDS Parent Company 401(k) Before Share Consolidation	Jan. 24, 2012 Common Shares TDS Parent Company 401(k) After Share Consolidation	Dec. 31, 2010 Special Common Shares		Dec. 31, 2011 Special Common Shares TDS Parent Company	Dec. 31, 2009 Special Common Shares TDS Parent Company	Dec. 31, 2008 Special Common Shares TDS Parent Company	Dec. 31, 2011 Special Common Shares TDS Parent Company Before Share Consolidation	Dec. 31, 2011 Special Common Shares TDS Parent Company Treasury Shares		Dec. 31, 2010 Special Common Shares TDS Parent Company Treasury Shares	Dec. 31, 2009 Special Common Shares TDS Parent Company Treasury Shares	Dec. 31, 2011 Special Common Shares TDS Parent Company 401(k) Before Share Consolidation	Dec. 31, 2011 Series A Common Shares		Dec. 31, 2010 Series A Common Shares		Dec. 31, 2011 Series A Common Shares TDS Parent Company		Dec. 31, 2010 Series A Common Shares TDS Parent Company	Dec. 31, 2009 Series A Common Shares TDS Parent Company	Jan. 24, 2012 Series A Common Shares TDS Parent Company After Share Consolidation
Common stockholders' equity, other disclosures
Shares reserved															6,549,000		7,119,000					45,000	90,000						6,730,000					45,000
Voting rights					As of December 31, 2011, the holders of Common Shares and Special Common Shares were entitled to one vote per share. The holders of Common Shares had full voting rights; the holders of Special Common Shares had limited voting rights. Other than the election of directors, the Special Common Shares had no votes except as otherwise required by law. The holders of Series A Common Shares were entitled to ten votes per share.	The Series A Common Shares continue to have ten votes per share in such matters and the vote per share of the Common Shares floats and is determined each time there is a vote on matters other than the election of directors.										43.3%																											56.7%
Common stockholders' equity, share rollforward
Common stock, shares issued beginning balance	132,621,000	[1]	127,045,000	[1]			125,502,000	[1]	57,093,000	[1]	57,093,000		57,082,000	57,082,000										63,442,000	[1]	63,442,000	63,442,000	63,442,000							7,119,000	[1]	6,510,000	[1]	6,510,000		6,492,000	6,461,000
Treasury shares, beginning balance	24,165,000	[1]	23,109,000	[1]			24,165,000	[1]	7,198,000	[1]								7,198,000		7,277,000	5,435,000			15,911,000	[1]					15,911,000		13,717,000	9,352,000
Repurchase of shares																					1,854,000									748,000		2,394,000	4,520,000
Conversion of Series A Common Shares													11,000																												(11,000)
Dividend reinvestment, incentive and compensation plans																		(86,000)		(79,000)	(12,000)									(226,000)		(200,000)	(155,000)						39,000		29,000	31,000
Reclassification as a result of Share Consolidation Amendment											68,409,000	[2]						17,053,000	[2]							(63,442,000) [2]				(16,433,000)	[2]								570,000	[2]
Common stock, shares issued ending balance	132,621,000	[1]	127,045,000	[1]			125,502,000	[1]	57,093,000	[1]	125,502,000		57,093,000	57,082,000										63,442,000	[1]		63,442,000	63,442,000							7,119,000	[1]	6,510,000	[1]	7,119,000		6,510,000	6,492,000
Treasury shares, ending balance	24,165,000	[1]	23,109,000	[1]			24,165,000	[1]	7,198,000	[1]								24,165,000		7,198,000	7,277,000			15,911,000	[1]							15,911,000	13,717,000

[1]	The December 31, 2011 amounts reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.
[2]	Reflects the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS, as approved by the TDS shareholders on January 13, 2012. See Note 21—Subsequent Events for additional information.